Note 5 - Fair Value Measurements 1 (Details Textual) $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2022
Impairment of Intangible Assets, Indefinite-Lived (Excluding Goodwill)	$ 0
Measurement Input, Discount Rate [Member]
Indefinite Lived Intangible Assets, Measurement Input	20	0.20
Measurement Input, Tax Rate [Member]
Indefinite Lived Intangible Assets, Measurement Input	30	0.30